Assets and Liabilities Held for Sale (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment recognized	$ 0
Cash and cash equivalents	11,684,000
Prepaid and other current assets	2,469,000
Goodwill	83,470,000
Intangible assets	5,456,000
Assets held for sale	103,079,000	$ 0
Other liabilities	3,902,000
Liabilities held for sale	$ 3,902,000	$ 0
MoboTap [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of disposed equity interests	51.00%